Basis of Presentation	6 Months Ended
Oct. 31, 2025
Basis Of Accounting [Abstract]
BASIS OF PRESENTATION
2.
BASIS OF PRESENTATION
(a)
Statement of compliance

These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). They are condensed as they do not include all of the information required for full annual financial statements, and they should be read in conjunction with the audited annual consolidated financial statements ("annual consolidated financial statements") of the Company for the year ended April 30, 2025 which are available on SEDAR at www.sedarplus.ca and with the SEC at www.sec.gov/searchfilings.

Certain items have been reclassified in the prior year financial statements to conform to the presentation and classification used in the current year and for discontinued operations. These reclassifications had no effect on the Company's consolidated operating results, financial position or cash flows.

These condensed interim consolidated financial statements were approved by the Company's Board of Directors on December 12, 2025.

b)
Basis of measurement

These condensed interim consolidated financial statements have been prepared on the historical cost basis. In addition, these condensed interim consolidated financial statements have been prepared using the accrual basis of accounting, except for cashflow information.

c)
Basis of consolidation

These condensed interim consolidated financial statements include the financial statements of the Company and the following subsidiaries, using their historical names, which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - October 31, 2025	% Equity Interest - April 30, 2025	Country of Incorporation	Functional Currency
MindWalk Biologics	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	0%	100%	Netherlands	Euro
MindWalk B.V.	100%	100%	Belgium	Euro
Idea Family B.V.	100%	100%	Belgium	Euro
BioKey B.V.	100%	100%	Belgium	Euro
BioClue B.V.	100%	100%	Belgium	Euro

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with an entity and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is obtained and continue to be consolidated until the date that such control ceases. Intercompany balances, transactions and unrealized intercompany gains and losses are eliminated upon consolidation.

d)
Functional and presentation currency

The functional currency of a company is the currency of the primary economic environment in which the company operates. The presentation currency for a company is the currency in which the company chooses to present its financial statements. The presentation currency of the Company is the Canadian dollar.

Foreign currency translation

Entities whose functional currencies differ from the presentation currency are translated into Canadian dollars as follows: assets and liabilities – at the closing rate as at the reporting date, and income and expenses – at the average rate of the period. All resulting changes are recognized in other comprehensive income as cumulative translation differences.

Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency at exchange rates at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the functional currency exchange rate at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary are reallocated between controlling and non-controlling interests.

e)
Discontinued Operations

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

		Three months ended October 31,		Six months ended October 31,
(in thousands, except share data)	2025 $	2024 $	2025 $	2024 $
REVENUE	141	3,446	4,621	6,236
COST OF SALES	84	1,378	2,060	2,822
GROSS PROFIT	56	2,068	2,560	3,414
EXPENSES
Research and development	5	150	120	303
Sales and marketing	4	181	121	360
General and administrative	30	419	808	1,228
Amortization of intangible assets	—	105	109	209
	39	855	1,158	2,100
Income before other income (expenses) and income taxes	18	1,213	1,403	1,314
OTHER INCOME (EXPENSES)
Accretion	—	(2)	—	(2)
Grant income	—	22	6	30
Interest, accretion and other income	—	3	—	3
Unrealized foreign exchange gain (loss)	2	(15)	1	(21)
	2	8	7	10
Income before income taxes	19	1,221	1,409	1,324
Income taxes	4	(227)	(256)	(117)
NET INCOME FROM DISCONTINUED OPERATIONS	24	994	1,154	1,207

The following table summarizes the major classes of line items included in the statement of financial position as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

(in thousands)
ASSETS
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expense	817

Deposit on equipment	486
Property and equipment	11,388
Intangible assets	1,067
Goodwill	8,289
Total assets	28,072
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429

Total liabilities	12,229

Net assets included in discontinued operations	15,843
Total liabilities and shareholders’ equity